Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Registrant Name	Exact Sciences Corporation
Entity Information [Line Items]
Central Index Key	0001124140
Document Information [Line Items]
Amendment Flag	false
Document Type	DEF 14A